OPERATING DATA - Trade Accounts Payable and Other - Narrative (Details)	12 Months Ended
Dec. 31, 2018
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Disclosure of voluntary change in accounting policy [line items]
Trade accounts payable maturities	15 days
Top of range
Disclosure of voluntary change in accounting policy [line items]
Trade accounts payable maturities	180 days